Significant accounting policies, judgements, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of typical useful lives of other property, plant and equipment
Other property, plant and equipment is depreciated on a straight-line basis over its expected useful life. The typical useful lives of the group’s other property, plant and equipment on initial recognition are as follows:

Land improvements	15 to 25 years
Buildings	20 to 50 years
Refineries	20 to 30 years
Pipelines	10 to 50 years
Service stations	15 years
Office equipment	3 to 10 years
Fixtures and fittings	5 to 15 years

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation	Oil depots, storage tanks and service stations	Total
Cost - owned PP&E
At 1 January 2021	3,872	1,210	214,323	42,914	2,418	3,049	10,276	278,062
Exchange adjustments	(205)	(19)	—	(736)	(31)	(16)	(627)	(1,634)
Additions	68	59	7,931	2,187	171	40	762	11,218
Acquisitions	—	—	—	1	—	—	—	1
Transfers from intangible assets	—	—	38	—	—	—	—	38
Reclassified as assets held for sale	—	—	(7,399)	—	—	—	—	(7,399)
Deletions and disposals	(22)	(5)	(6,859)	(329)	(327)	(40)	(170)	(7,752)
At 31 December 2021	3,713	1,245	208,034	44,037	2,231	3,033	10,241	272,534
Depreciation - owned PP&E
At 1 January 2021	692	631	140,551	20,031	1,845	2,381	5,786	171,917
Exchange adjustments	(29)	(10)	—	(370)	(21)	(12)	(373)	(815)
Charge for the year	48	36	10,193	1,502	158	71	523	12,531
Impairment losses	4	—	2,340	937	—	12	4	3,297
Impairment reversals	—	(3)	(4,794)	—	—	(30)	—	(4,827)
Reclassified as assets held for sale	—	—	(7,399)	—	—	—	—	(7,399)
Deletions and disposals	(9)	—	(6,341)	(259)	(190)	(34)	(157)	(6,990)
At 31 December 2021	706	654	134,550	21,841	1,792	2,388	5,783	167,714
Owned PP&E - net book amount at 31 December 2021	3,007	591	73,484	22,196	439	645	4,458	104,820
Right-of-use assets - net book amount at 31 December 2021[b]	—	1,331	32	617	15	2,513	3,574	8,082
Total PP&E - net book amount at 31 December 2021	3,007	1,922	73,516	22,813	454	3,158	8,032	112,902
Cost - owned PP&E
At 1 January 2020	3,609	1,422	214,352	46,724	2,532	3,474	8,694	280,807
Exchange adjustments	219	6	—	801	33	8	603	1,670
Additions	101	63	6,922	1,539	586	49	864	10,124
Acquisitions	89	—	—	35	5	9	376	514
Transfers from intangible assets	—	—	605	—	—	—	—	605
Reclassified as assets held for sale	—	—	(1,425)	—	—	—	—	(1,425)
Deletions and disposals	(146)	(281)	(6,131)	(6,185)	(738)	(491)	(261)	(14,233)
At 31 December 2020	3,872	1,210	214,323	42,914	2,418	3,049	10,276	278,062
Depreciation - owned PP&E
At 1 January 2020	581	697	124,766	21,527	2,006	2,744	4,865	157,186
Exchange adjustments	35	6	—	424	26	9	379	879
Charge for the year	113	46	10,068	1,312	170	77	740	12,526
Impairment losses	8	9	11,705	744	2	4	3	12,475
Impairment reversals	—	(1)	(83)	—	—	(5)	—	(89)
Reclassified as assets held for sale	—	—	(326)	—	—	—	—	(326)
Deletions and disposals	(45)	(126)	(5,579)	(3,976)	(359)	(448)	(201)	(10,734)
At 31 December 2020	692	631	140,551	20,031	1,845	2,381	5,786	171,917
Owned PP&E - net book amount at 31 December 2020	3,180	579	73,772	22,883	573	668	4,490	106,145
Right-of-use assets - net book amount at 31 December 2020[b]	—	1,254	77	792	21	2,855	3,692	8,691
Total PP&E - net book amount at 31 December 2020	3,180	1,833	73,849	23,675	594	3,523	8,182	114,836

Assets under construction included above
At 31 December 2021								19,704
At 31 December 2020								17,259
Depreciation charge for the year on right-of-use assets
2021		209	27	279	10	844	613	1,982
2020		192	43	637	10	829	579	2,290
[a] For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.
[b] $203 million (2020 $284 million) of drilling rig right-of-use assets and $2,230 million (2020 $2,521 million) of shipping vessel right-of-use assets are included in Plant, machinery and equipment and Transportation respectively.

Summary of long-term price assumptions used in impairment testing

2021 price assumptions	2022	2025	2030	2040	2050
Brent oil ($/bbl)	70	60	60	55	45
Henry Hub gas ($/mmBtu)	4.00	3.00	3.00	3.00	2.75

2020 price assumptions	2021	2025	2030	2040	2050
Brent oil ($/bbl)	50	50	60	60	50
Henry Hub gas ($/mmBtu)	3.00	3.00	3.00	3.00	2.75

Summary of sales and other operating revenues, change in presentation

	2020	2020	Impact of net	2019	2019	Impact of net
$ million		Restated	presentation		Restated	presentation
Segment revenues (Note 4)
gas & low carbon energy	18,467	16,275	(2,192)	28,102	27,045	(1,057)
oil production & operations	17,234	17,234	—	28,702	28,702	—
customers & products	162,974	90,744	(72,230)	250,897	132,864	(118,033)
other businesses & corporate	1,666	1,666	—	1,418	1,418	—
	200,341	125,919	(74,422)	309,119	190,029	(119,090)
Less: sales and other revenues between segments
gas & low carbon energy	2,708	2,708	—	3,097	3,097	—
oil production & operations	15,879	15,879	—	25,870	25,870	—
customers & products	158	158	—	973	973	—
other businesses & corporate	1,230	1,230	—	782	782	—
	19,975	19,975	—	30,722	30,722	—
External sales and other operating revenues
gas & low carbon energy	15,759	13,567	(2,192)	25,005	23,948	(1,057)
oil production & operations	1,355	1,355	—	2,832	2,832	—
customers & products	162,816	90,586	(72,230)	249,924	131,891	(118,033)
other businesses & corporate	436	436	—	636	636	—
Total sales and other operating revenues	180,366	105,944	(74,422)	278,397	159,307	(119,090)
Sales and other operating revenues (Note 5)
Sales and other operating revenues include the following in relation to revenues from contracts with customers:
Crude oil	5,048	5,048	—	9,141	9,141	—
Oil products	63,564	63,564	—	102,408	102,408	—
Natural gas, LNG and NGLs	12,726	10,762	(1,964)	18,909	15,156	(3,753)
Non-oil products and other revenues from contracts with customers	9,840	9,779	(61)	12,169	10,838	(1,331)
Revenues from contracts with customers	91,178	89,153	(2,025)	142,627	137,543	(5,084)
Other operating revenues	89,188	16,791	(72,397)	135,770	21,764	(114,006)
Total sales and other operating revenues	180,366	105,944	(74,422)	278,397	159,307	(119,090)

Purchases	132,104	57,682	(74,422)	209,672	90,582	(119,090)